Disposal of subsidiaries (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Golar Igloo [Member]		Jun. 30, 2013 Golar Maria [Member]	Dec. 31, 2013 Golar Maria [Member]
Significant Acquisitions and Disposals [Line Items]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds			$ 156,001,000	[1]		$ 127,900,000	[1]
Carrying Amount of Assets Sold			(112,714,000)			(45,630,000)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			43,287,000		82,270,000
Deferred Gain on Sale of Property			(8,551,000)			(17,114,000)
Gain on disposals to Golar Partners (includes amortization of deferred gains)	35,036,000	65,365,000	34,736,000		65,156,000
Significant Acquisitions and Disposals, Deferred gain			8,300,000			16,400,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Purchase Consideration	310,000,000		310,000,000			215,000,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds, Debt Assumed by Buyer			161,300,000			89,500,000
Interest rate swap asset assumed by buyer			3,600,000
Interest rate swap liability assumed					3,100,000
Purchase price adjustments on disposals			$ 3,600,000		$ 5,500,000

[1]	The cash consideration for the Golar Igloo comprised of $310.0 million for the vessel and charter less the assumed bank debt of$161.3 million plus the interest rate swap asset and other purchase price adjustments of $3.6 million and $3.6 million, respectively. While the cash consideration for the Golar Maria comprised of $215.0 million for the vessel less the assumed bank debt and interest rate swap liability of $89.5 million and $3.1 million, respectively, plus other purchase price adjustments of $5.5 million.